Fair Value Measurements	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

6) Fair Value Measurements

(a) Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of June 30, 2016 and December 31, 2015. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	June 30, 2016		December 31, 2015
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$25,667	$25,667	$23,573	$23,573
Non-current derivative assets:
Interest rate swap contracts	—	—	695	695
Foreign exchange forward contracts	232	232	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,469	3,469	3,799	3,799
Foreign exchange forward contracts	278	278	1,339	1,339
Non-current derivative liabilities:
Interest rate swap contracts	6,028	6,028	527	527
Foreign exchange forward contracts	—	—	705	705
Long-term debt, current and non-current	648,509	648,509	667,772	667,772

The carrying amounts shown in the table above are included in the condensed consolidated balance sheets under the indicated captions. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.

The fair values of the financial instruments shown in the above table as of June 30, 2016 and December 31, 2015 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows, appropriately risk-adjusted discount rates and available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•	Cash and cash equivalents and restricted cash: The fair value of the Partnership’s cash balances approximates the carrying amounts due to the current nature of the amounts.

•	Foreign exchange forward contracts: The fair value is calculated using mid-rates (excluding margins) as determined by counterparties based on available market rates as of the balance sheet date. The fair value is discounted from the value at expiration to the current value of the contracts.

•	Interest rate swap contracts: The fair value of interest rate swap contracts is determined using an income approach using the following significant inputs: the term of the swap, the notional amount of the swap, discount rates interpolated based on relevant LIBOR swap curves and the rate on the fixed leg of the swap.
•	Long-term debt: With respect to long-term debt measurements, the Partnership uses market interest rates and adjusts that rate for all necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered interest rates currently offered to KNOT for similar debt instruments of comparable maturities by KNOT’s and the Partnership’s bankers as well as other banks that regularly compete to provide financing to the Partnership.

(b) Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of June 30, 2016 and December 31, 2015:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	June 30, 2016	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$25,667	$25,667	$—	$—
Non-current derivative assets:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	232	—	232	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,469	—	3,469	—
Foreign exchange forward contracts	278	—	278	—
Non-current derivative liabilities:
Interest rate swap contracts	6,028	—	6,028	—
Long-term debt, current and non-current	648,509	—	648,509	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2015	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$23,573	$23,573	$—	$—
Non-current derivative assets:
Interest rate swap contracts	695	—	695	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,799	—	3,799	—
Foreign exchange forward contracts	1,339	—	1,339	—
Non-current derivative liabilities:
Interest rate swap contracts	527		527	—
Foreign exchange forward contract	705		705
Long-term debt, current and non-current	667,772	—	667,772	—

The Partnership’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1, Level 2 or Level 3 as of June 30, 2016 and December 31, 2015.